Fair Value Measurements	6 Months Ended
Jun. 30, 2026
Fair value measurements of assets and liabilities [Abstract]
Fair Value Measurements	Fair Value Measurements
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:
•Level 1: Observable inputs such as quoted prices in active markets for identical assets or liabilities.
•Level 2: Inputs other than quoted prices in active markets in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for similar assets or liabilities that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.
•Level 3: Unobservable inputs for which little or no market data exists, therefore requiring management judgment to develop the Company’s own models with estimates and assumptions.
Cash Equivalents – Cash equivalents include investments in government obligation-based money market funds, other money market instruments and interest-bearing deposits with initial or remaining terms of three months or less. The fair value of cash equivalents approximates its carrying value due to the short-term nature of these instruments.
Marketable Securities – Marketable securities utilizing Level 1 and Level 2 inputs include U.S. Treasury Securities, U.S. Government Sponsored Enterprises, floating rate securities, money market mutual funds, corporate debt instruments and other notes, bonds or debt securities issued by non-U.S. sovereign or multilateral entities, as these securities all have quoted prices in active markets.
Derivatives – Derivative contracts are classified within Level 2. The fair values of these contracts are determined using observable market inputs, including exchange rates, interest rates, commodity prices and maturity dates to generate pricing curves, which are used to value the positions. The market inputs are generally actively quoted and can be validated through external sources. For derivative positions with maturity dates which fall between the dates of quoted prices, interpolation of rate or maturity scenarios are used in determining fair values.
Equity Securities – Equity securities consist of non-marketable investments in private companies. As quoted market prices are not available, the fair value of these investments is determined using valuation techniques that incorporate significant unobservable inputs and accordingly, they are classified within Level 3 of the fair value hierarchy. These equity securities are measured through profit or loss, with changes in fair value recognized in earnings in the period in which they arise.
The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis:

		Quoted Prices Identical Assets / Liabilities	Significant Other Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2025
Assets:
Cash equivalents(1)	$1,331	$1,331	$—	$—
Investments in marketable securities (2)	$2,181	$565	$1,616	$—
Derivatives(3)	$161	$—	$161	$—
Investments in equity securities(4)	$101	$—	$—	$101

Liabilities:
Derivatives(3)	$37	$—	$37	$—

June 30, 2026
Assets:
Cash equivalents(1)	$582	$582	$—	$—
Investments in marketable securities(2)	$2,216	$571	$1,645	$—
Derivatives(3)	$148	$—	$148	$—
Investments in equity securities(4)	$112	$—	$—	$112

Liabilities:
Derivatives(3)	$43	$—	$43	$—
(1) Included in cash and cash equivalents on the Company’s interim condensed consolidated statements of financial position.
(2)    Consists of investments in marketable debt securities such as government, agency, and corporate bonds. Included in current and non-current marketable securities on the Company's interim condensed consolidated statements of financial position.
(3)    Consists of foreign currency forward contracts, interest rate swaps, cross currency swaps and commodity swaps.
(4)    Included in current and non-current receivables, prepayments and other assets on the Company’s interim condensed consolidated statements of financial position
During the six months ended June 30, 2026 and 2025, there were no transfers between Level 1, Level 2 or Level 3 fair value measurements.
Assets Measured and Recorded at Fair Value on a Non-Recurring Basis
Certain assets such as investments in equity securities, intangible assets and property, plant and equipment, and other non-financial assets, are recorded at fair value only if an impairment or observable price adjustment is recognized in the current period.
Financial Instruments Not Recorded at Fair Value on a Recurring Basis
Financial instruments not recorded at fair value on a recurring basis include grants receivable, loans receivable, lease obligations and the current and non-current portions of the Company’s long-term debt which are measured at amortized cost.
The following shows the carrying amounts and fair values of the Company’s financial liabilities at amortized cost ("FLAC") not recorded at fair value on a recurring basis. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	June 30, 2026		December 31, 2025
Financial Liabilities	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other long-term debt	1,122	1,073	1,151	1,156
Estimated fair values of long-term debt are based on quoted prices for similar liabilities for which significant inputs are observable and represent a Level 2 valuation. The fair values are estimated based on the type of loan and maturity. The Company estimates the fair value using market interest rates for debts with similar maturities.